Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2021	2020	2019

Share capital – par value	30.1	321	320	323

Share premium	30.2	7,033	7,160	7,213

Total share capital		7,354	7,480	7,536

Retained earnings		12,166	10,327	10,655

Treasury shares	30.3	(273)	(181)	(281)

Total retained earnings		11,892	10,145	10,374

Revaluation reserves	30.4	6,442	7,480	5,873

Remeasurement of defined benefit plans	30.5	(2,199)	(2,534)	(2,397)

Other reserves	30.6	325	(553)	456

Total shareholders’ equity		23,813	22,018	21,842

Schedule of Share Capital Transactions Relating To Common Shares A

	2021	2020	2019
Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2021:

Final dividend 2020 1)	(15,274)

Share buyback program (final dividend 2020)	19,452

Interim dividend 2021 1)	(17,314)

Share buyback program (interim dividend 2021)	21,532

Transactions in 2020:

Interim dividend 2020 1)		(22,947)

Share buyback program (interim dividend 2020)		24,029

Transactions in 2019:
Final dividend 2018 1)			(32,874)

Share buyback program (final dividend 2018)			32,874

Interim dividend 2019 1)			(35,370)

Share buyback program (interim dividend 2019)			43,150

1	Dividend distribution paid from treasury shares (note 30.3)

Summary of Share Capital - Par Value

	2021	2020	2019
Common shares	253	252	253

Common shares B	68	69	70

At December 31	321	320	323

Common shares	2021	2020	2019
Authorized share capital	720	720	720

Number of authorized shares (in million)	6,000	6,000	6,000

Par value in cents per share	12	12	12

Common shares B	2021	2020	2019
Authorized share capital	360	360	360

Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2019	2,095,648	251	585,022	70

Dividend	-	-	-	-
At December 31, 2019	2,105,139	253	585,022	70

Shares withdrawn	(9,491)	(1)	(13,227)	(2)

Dividend	2,466	-	-	-
At December 31, 2020	2,098,114	252	571,795	69

Shares withdrawn	(2,466)	(0)	(2,956)	(0)

Dividend	10,665	1	-	-
At December 31, 2021	2,106,313	253	568,839	68

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2019	2,098,326	585,022
2020	2,101,749	579,312
2021	2,101,231	570,629

Summary of Share Premium

	2021	2020	2019

At January 1	7,160	7,213	7,487

Share dividend	(127)	(54)	(273)
At December 31	7,033	7,160	7,213

Share premium relating to:

- Common shares	5,380	5,507	5,560

- Common shares B	1,653	1,653	1,653

Total share premium	7,033	7,160	7,213

Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2021		2020		2019
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	52,686	171	65,540	269	61,418	326

Transactions in 2021:

Sale: transactions, average price 3.90	(4,139)	(16)

Shares withdrawn: 1 transaction average price 3.89	(2,466)	(10)

Sale: 1 transaction, average price 3.89	(15,274)	(59)

Purchase: 1 transaction average price 3.70	35,933	133

Sale: 1 transaction, average price 3.02	(17,314)	(52)

Purchase: 1 transaction average price 4.46	21,532	96

Transactions in 2020:

Sale: transactions, average price 4.52			(4,445)	(20)

Shares withdrawn: 1 transaction average price 4.52			(9,491)	(43)

Sale: 1 transaction, average price 4.13			(22,947)	(95)

Purchase: 1 transaction average price 2.46			24,029	59

Transactions in 2019:

Sale: transactions, average price 5.10					(3,657)	(19)

Sale: 1 transaction, average price 5.25					(32,874)	(173)

Purchase: 1 transaction average price 4.52					32,874	149

Sale: 1 transaction, average price 5.16					(35,370)	(183)

Purchase: 1 transaction average price 3.89					43,150	168

At December 31	70,958	262	52,686	171	65,540	269
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2021		2020		2019
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	12,884	1	25,310	3	13,856	2

Transactions in 2021:

Sale: 1 transaction, average price 0.10	(1,983)	-

Shares withdrawn: 1 transaction average price 0.10	(2,956)	-

Purchase: 1 transaction average price 0.10	22,643	2

Transactions in 2020:

Sale: 1 transaction, average price 0.13			(2,154)	-

Shares withdrawn: 1 transaction average price 0.13			(13,227)	(2)

Purchase: 1 transaction average price 0.08			2,956	-

Transactions in 2019:

Sale: 1 transaction, average price 0.12					(1,774)	-

Purchase: 1 transaction average price 0.10					13,227	1

At December 31	30,589	3	12,884	1	25,310	3

Summary of Treasury Shares

	2021		2020		2019
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	70,958	262	52,686	171	65,540	269

Held by subsidiaries	822	8	1,062	9	1,043	9

Common shares B

Held by Aegon N.V.	30,589	3	12,884	1	25,310	3
At December 31	102,369	273	66,632	181	91,893	281

Summary of Weighted Average Number of Treasury Shares

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)
2019	56,467	13,070
2020	58,224	18,386
2021	57,989	11,621

Summary of Revaluation Reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total

At January 1, 2021	6,248	35	1,197	7,480

Gross revaluation	(3,930)	(4)	(122)	(4,057)

Shadow accounting adjustment	2,759	-	-	2,759

Net (gains) / losses transferred to income statement	(450)	-	(106)	(556)

Foreign currency translation differences	362	1	84	447

Tax effect	322	1	47	370

Other	(1)	-	-	(1)

At December 31, 2021	5,309	32	1,100	6,442

At January 1, 2020	4,352	19	1,502	5,873

Gross revaluation	5,728	20	(141)	5,607

Shadow accounting adjustment	(2,738)	-	-	(2,738)

Net (gains) / losses transferred to income statement	13	-	(106)	(94)

Foreign currency translation differences	(443)	(2)	(111)	(556)

Tax effect	(664)	(2)	54	(612)

At December 31, 2020	6,248	35	1,197	7,480

At January 1, 2019	1,910	46	1,479	3,435

Gross revaluation	6,619	(4)	89	6,705

Shadow accounting adjustment	(3,142)	-	-	(3,142)

Net (gains) / losses transferred to income statement	(412)	-	(97)	(509)

Net (gains) / losses transferred to retained earnings	-	(32)	-	(32)

Foreign currency translation differences	8	1	27	37

Tax effect	(632)	8	3	(621)

At December 31, 2019	4,352	19	1,502	5,873

Summary of Revaluation Reserve for Available-for-sale Investments
The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

	2021	2020	2019

Shares	49	46	25

Debt securities	5,276	6,218	4,353

Other	(15)	(17)	(26)

Revaluation reserve for available-for-sale investments	5,309	6,248	4,352

Summary of Remeasurement of Defined Benefit Plans

	2021	2020	2019

At January 1	(2,534)	(2,397)	(1,850)

Remeasurements of defined benefit plans	501	(360)	(612)

Tax effect	(102)	140	90

Net exchange differences	(65)	83	(25)

Total remeasurement of defined benefit plans	(2,199)	(2,534)	(2,397)

Summary of Other Reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

At January 1, 2021	(402)	(199)	48	(553)

Movement in foreign currency translation and net foreign investment hedging reserves	1,013	(165)	-	848

Disposal of a business	10	(2)	-	8

Tax effect	(24)	27	-	3

Equity movements of joint ventures	-	-	25	25

Equity movements of associates	-	-	(6)	(6)

At December 31, 2021	596	(338)	67	325

At January 1, 2020	799	(374)	31	456

Movement in foreign currency translation and net foreign investment hedging reserves	(1,209)	195	-	(1,015)

Disposal of a business	(5)	-	(2)	(7)

Tax effect	12	(19)	-	(7)

Equity movements of joint ventures	-	-	12	12

Equity movements of associates	-	-	7	7

At December 31, 2020	(402)	(199)	48	(553)

At January 1, 2019	499	(370)	19	149

Movement in foreign currency translation and net foreign investment hedging reserves	311	(10)	-	301

Disposal of a business	(1)	-	-	(1)

Tax effect	(10)	5	-	(5)

Equity movements of joint ventures	-	-	8	8

Equity movements of associates	-	-	4	4

At December 31, 2019	799	(374)	31	456

Aegon N.V [member]
Statement [LineItems]
Summary of Shareholders' Equity

	Share capital	Paid- in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group compa- nies	Retained earnings	Remeasure- ment of defined benefit plans of group companies	Treasury shares	Net result	Total

At January 1, 2021	320	7,160	7,491	(601)	1,710	8,798	(2,534)	(181)	(146)	22,018

Net result 2020 retained	-	-	-	-	-	(146)	-	-	146	-

Net result 2021	-	-	-	-	-	-	-	-	1,980	1,980

Total net result	-	-	-	-	-	(146)	-	-	2,125	1,980

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-		859	-	-	(65)	-	-	795

Changes in revaluation in subsidiaries	-	-	(1,035)	-	-	-	-	-	-	(1,035)

Changes in revaluation reserve real estate held for own use	-	-	(3)	-	-					(3)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	399	-	-	399

Changes and transfer to legal reserve	-	-	-	-	606	(587)	-	-	-	19

Other	-	-	-	-	-	14	-	-	-	14

Other comprehensive income / (loss)	-	-	(1,038)	859	606	(573)	335	-	-	189

Shares issued	1	-	-	-	-	-	-	-	-	1

Shares withdrawn	(1)	-	-	-	-	-	-	-	-	(1)

Dividends paid on common shares	-	(127)	-	-	-	(120)	-	-	-	(247)

Issuance and purchase of treasury shares	-	-	-	-	-	4	-	(92)	-	(88)

Coupons on perpetual securities	-	-	-	-	-	(39)	-	-	-	(39)

At December 31, 2021	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813

	Share capital	Paid- in surplus	Revalua- tion account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total

At January 1, 2020	323	7,213	6,120	426	1,703	7,499	(2,397)	(281)	1,235	21,842

Net result 2019 retained	-	-	-	-	-	1,235	-	-	(1,235)	-

Net result 2020	-	-	-	-	-	-	-	-	(146)	(146)

Total net result	-	-	-	-	-	1,235	-	-	(1,382)	(146)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-		(1,027)	-	-	83	-	-	(945)

Changes in revaluation in subsidiaries	-	-	1,589	-	-	-	-	-	-	1,589

Changes in revaluation reserve real estate held for own use	-	-	18	-	-					18

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(220)	-	-	(220)

Changes and transfer to legal reserve	-	-	(235)	-	6	245	-	-	-	17

Other	-	-	-	-	-	2	-	-	-	2

Other comprehensive income / (loss)	-	-	1,371	(1,027)	6	247	(137)	-	-	460

Shares withdrawn	(3)	-	-	-	-	(42)	-	45	-	-

Dividends paid on common shares	-	(54)	-	-	-	(64)	-	-	-	(118)

Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1

Issuance and purchase of treasury shares	-	-	-	-	-	(52)	-	55	-	3

Coupons on perpetual securities	-	-	-	-	-	(38)	-	-	-	(38)

Incentive plans	-	-	-	-	-	10	-	-	-	10

At December 31, 2020	320	7,160	7,491	(601)	1,710	8,798	(2,534)	(181)	(146)	22,018

Summary of Treasury Stock

	2021		2020

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	70,958	262	52,686	171

Held by subsidiaries	822	8	1,062	9

Common shares B

Held by Aegon N.V.	30,589	3	12,884	1

At December 31	102,369	273	66,632	181

Aegon N.V [member] | Common Share [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares	Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2021		2020

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	52,686	171	65,540	269

Transactions in 2021:

Sale: transactions, average price 3.90	(4,139)	(16)

Shares witdrawn: 1 transaction, average price EUR 3.89	(2,466)	(10)

Sale: 1 transaction, average price 3.89	(15,274)	(59)

Purchase: 1 transaction average price 3.70	35,933	133

Sale: 1 transaction, average price 3.02	(17,314)	(52)

Purchase: 1 transaction average price 4.46	21,532	96

Transactions in 2020:

Sale: transactions, average price EUR 4.52			(4,445)	(20)

Shares witdrawn: 1 transaction, average price EUR 4.52			(9,491)	(43)

Sale: 1 transaction, average price EUR 4.13			(22,947)	(95)

Purchase: 1 transaction, average price EUR 2.46			24,029	59

At December 31	70,958	262	52,686	171

Aegon N.V [member] | Common Share B [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2021		2020

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	12,884	1	25,310	3

Transactions in 2021:

Sale: 1 transaction, average price EUR 0.10	(1,983)	-

Shares withdrawn: 1 transaction, average price EUR 0.10	(2,956)	-

Purchase: 1 transaction, average price EUR 0.10	22,643	2

Transactions in 2020:

Sale: 1 transaction, average price EUR 0.13			(2,154)	-

Shares withdrawn: 1 transaction, average price EUR 0.13			(13,227)	(2)

Purchase: 1 transaction, average price EUR 0.08			2,956	-

At December 31	30,589	3	12,884	1